LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 8 – LEASES

On January 1, 2021, the Company adopted ASC 842 using a modified retrospective basis and applied the optional practical expedients related to the transition. As part of the adoption the Company recognized right of use assets in the amount of $17,077 and $17,007 for lease liabilities associated with operating leases.

The Company enters into office facility and employee vehicle lease agreements. Many leases include one or more renewal or termination options. These options are not included in our determination of the lease term at commencement unless it is reasonably certain the Company will exercise the option. When we reach a decision to exercise a lease renewal or termination option, we recognize the associated impact to the ROU asset and lease liability.

The Company’s lease expense was as follows:

	December 31,
	2021	2020
Lease expense	$10,729	$9,331

The operating cash flows associated with operating leases for the year ended December 31, 2021 was $9,525. Additional balance sheet information related to leases was as follows:

	December 31,
	2021
Operating lease right-of-use asset	$12,943

Operating leases within other payables	9,290
Operating leases within other long-term liabilities	4,061
Total operating leases	13,351

ROU assets obtained in exchange for new lease liabilities during the year ended December 31, 2021	3,188

Weighted average lease term – operating leases	1.62	years
Weighted average discount rate – operating leases	1.51%

Operating lease amounts include minimum lease payments under our non-cancelable operating leases primarily for office facilities and employee vehicles. The amounts presented are consistent with contractual terms and are not expected to differ significantly from actual results under our existing leases.

NOTE 8 – LEASES (continued)

The Company leases its facilities under various operating lease agreements, which expire on various dates. The minimum lease commitments due as of the year ended under non-cancelable operating leases are as follows:

As of December 31, 2021
2022	$9,406
2023	3,218
2024	788
2025	84
2026 – thereafter	—
Total	13,496
Less present value discount	(145)
Lease liability	$13,351

As of December 31, 2020
2021	$10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
Lease liability	$22,012